SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
SCHEDULE IV - Reinsurance
SCHEDULE IV — REINSURANCE
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2025
Premiums earned:
Property and liability insurance	$82,847	$1,186	$0	$81,661	0%
December 31, 2024
Premiums earned:
Property and liability insurance	$72,169	$1,370	$0	$70,799	0%
December 31, 2023
Premiums earned:
Property and liability insurance	$59,881	$1,216	$0	$58,665	0%